TAXATION (Income Tax Rate Reconciliation) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
TAXATION [Abstract]
Statutory CIT rate	25.00%		25.00%		(25.00%)
Share-based compensation expenses	1.10%		1.20%		0.30%
Change in fair value of convertible senior notes and capped call options	(2.80%)		22.80%		1.60%
Accrued payroll and welfare expenses	0.40%		2.20%		0.80%
Change of enacted tax rate	(9.20%)	[1]	43.80%	[1]	(7.50%)	[1]
Effect of prior year tax difference	(1.50%)	[2]			(0.60%)	[2]
Other non-deductible expenses	6.40%		1.60%		0.80%
Difference in tax rate of a subsidiary outside the PRC	0.70%		3.40%		0.90%
Effect of tax holiday for subsidiaries	(14.60%)		(5.80%)		6.90%
Change in valuation allowance	(28.60%)		(86.30%)		21.20%
Effective CIT rate	(23.10%)		7.90%		(0.60%)
Out-of-period adjustment					12,146,071

[1]	Change of enacted tax rate decreased from 43.8% in 2013 to (9.2)% in 2014 is due to the different enacted tax rate used in the calculation of long-term deferred tax assets and liabilities, as certain subsidiaries are entitled to three-year tax exemption and three-year 50% CIT reduction tax holiday.
[2]	The Company recorded an out-of-period adjustment of RMB12,146,071 in the year ended December 31, 2012, resulting from income tax filing difference for two PRC entities, which should have been recorded in the year ended December 31, 2011. The originating amount in 2011 was not material to the 2011 consolidated financial statements, nor was the out of period adjustment recorded in 2012 material to the 2012 consolidated financial statements.